JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 35.6%
Aerospace & Defense — 0.8%
Boeing Co. (The)
4.88%, 5/1/2025		987	1,108
5.04%, 5/1/2027		1,136	1,309
5.71%, 5/1/2040		415	517
3.85%, 11/1/2048		375	366
3.95%, 8/1/2059		245	242
Bombardier, Inc. (Canada) 7.88%, 4/15/2027(a)		100	102
L3Harris Technologies, Inc. 4.85%, 4/27/2035		1,375	1,695
Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR	150	210
Raytheon Technologies Corp.
3.50%, 3/15/2027		1,620	1,792
4.13%, 11/16/2028		840	958
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026(b)	EUR	110	145
4.63%, 2/16/2026(a)	EUR	100	132

			8,576

Airlines — 0.2%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024		1,917	2,027
Delta Air Lines, Inc. 4.50%, 10/20/2025(b)		110	119
International Consolidated Airlines Group SA (United Kingdom) 0.50%, 7/4/2023(a)	EUR	100	118

			2,264

Auto Components — 0.6%
Adient Global Holdings Ltd. 3.50%, 8/15/2024(a)	EUR	470	589
Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024(a)	EUR	110	129
Allison Transmission, Inc.
4.75%, 10/1/2027(b)		140	146
5.88%, 6/1/2029(b)		410	445
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025		60	62
6.50%, 4/1/2027		300	318
Dometic Group AB (Sweden) 3.00%, 9/13/2023(a)	EUR	200	256
Faurecia SE (France)
3.13%, 6/15/2026(a)	EUR	480	605
2.38%, 6/15/2027(a)	EUR	100	125
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029(b)		315	321
Grupo Antolin-Irausa SA (Spain) 3.25%, 4/30/2024(a)	EUR	220	268
IHO Verwaltungs GmbH (Germany) 3.88% (cash), 5/15/2027(a)(c)(d)	EUR	100	126
Schaeffler AG (Germany)
2.75%, 10/12/2025(a)	EUR	300	388
2.88%, 3/26/2027(a)	EUR	330	427
Valeo SA (France) 3.25%, 1/22/2024(a)	EUR	500	657
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026(a)	EUR	300	367
2.50%, 10/23/2027(a)	EUR	300	372
ZF Finance GmbH (Germany) 3.75%, 9/21/2028(a)	EUR	200	265
ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023(a)	EUR	100	127

			5,993

Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025		122	145
Hyundai Capital America
1.30%, 1/8/2026(b)		430	426
3.50%, 11/2/2026(b)		2,180	2,365
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024(a)	EUR	300	397
4.50%, 1/15/2026(a)	EUR	150	191
Renault SA (France)
1.25%, 6/24/2025(a)	EUR	200	238
2.00%, 9/28/2026(a)	EUR	200	239
Stellantis NV 3.88%, 1/5/2026(a)	EUR	160	224
Volkswagen Group of America Finance LLC (Germany) 3.75%, 5/13/2030(b)		1,220	1,344
Volvo Car AB (Sweden) 2.00%, 1/24/2025(a)	EUR	300	381

			5,950

Banks — 6.4%
ABN AMRO Bank NV (Netherlands) (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(a)(e)(f)(g)	EUR	800	1,045
Banco Bilbao Vizcaya Argentaria SA (Spain) (EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(a)(e)(f)(g)	EUR	400	531
Banco de Sabadell SA (Spain) 1.13%, 3/27/2025(a)	EUR	300	372
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(e)(f)(g)		1,343	1,492
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(f)(g)		343	388

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(f)		3,345	3,679
3.25%, 10/21/2027		2,310	2,513
(SOFR + 1.32%), 2.69%, 4/22/2032(f)		1,180	1,196
(SOFR + 1.93%), 2.68%, 6/19/2041(f)		740	699
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(f)(g)		298	320
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(e)(f)(g)		812	834
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(f)(g)		428	470
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(e)(f)(g)		550	561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(e)(f)(g)		2,041	2,056
(SOFR + 2.84%), 3.11%, 4/8/2026(f)		880	944
3.20%, 10/21/2026		2,055	2,234
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(f)		1,225	1,367
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(f)		830	912
(SOFR + 3.91%), 4.41%, 3/31/2031(f)		2,260	2,600
Cooperatieve Rabobank UA (Netherlands) (EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027(a)(e)(f)(g)	EUR	800	1,072
Credit Agricole SA (France)
3.25%, 10/4/2024(b)		385	415
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(e)(f)(g)		2,290	2,776
(EURIBOR 3 Month + 1.25%), 1.00%, 4/22/2026(a)(f)	EUR	1,600	2,010
(SOFR + 0.89%), 1.25%, 1/26/2027(b)(f)		302	298
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(g)		1,400	1,549
(SOFR + 1.73%), 2.01%, 9/22/2028(f)		2,575	2,578
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(a)(e)(f)(g)	EUR	800	1,177
4.20%, 6/1/2032(b)		200	203
KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(a)(e)(f)(g)	EUR	400	521
Lloyds Bank plc (United Kingdom)
0.25%, 3/25/2024(a)	EUR	2,140	2,653
0.13%, 6/18/2026(a)	EUR	2,150	2,662
Lloyds Banking Group plc (United Kingdom) (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025(a)(e)(f)(g)	EUR	600	801
Natwest Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(f)(g)		500	505
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(f)		1,578	1,624
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(f)		360	393
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027(e)(f)(g)	GBP	2,246	3,394
Santander UK plc (United Kingdom) 0.50%, 1/10/2025(a)	EUR	2,100	2,632
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(b)(e)(f)(g)		323	331
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(b)(e)(f)(g)		1,881	1,963

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031(b)(f)		1,210	1,396
Sumitomo Mitsui Banking Corp. (Japan) 0.55%, 11/6/2023(a)	EUR	2,120	2,637
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025		790	802
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(e)(f)(g)		930	1,039
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.87%, 6/3/2027(a)(e)(f)(g)	EUR	1,000	1,140
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032(b)(f)		680	678
United Overseas Bank Ltd. (Singapore) 0.50%, 1/16/2025(a)	EUR	443	556
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(e)(f)(g)		1,420	1,456
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(f)		940	1,022
(SOFR + 1.26%), 2.57%, 2/11/2031(f)		2,435	2,489
4.75%, 12/7/2046		300	365
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(f)		360	391

			67,741

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046		655	785
Anheuser-Busch InBev SA/NV (Belgium) 1.50%, 4/18/2030(a)	EUR	700	921
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029		1,269	1,496
4.44%, 10/6/2048		1,251	1,421
Diageo Capital plc (United Kingdom) 2.00%, 4/29/2030		460	454
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026(a)	EUR	230	290

			5,367

Biotechnology — 1.0%
AbbVie, Inc.
3.60%, 5/14/2025		1,260	1,377
2.95%, 11/21/2026		1,010	1,084
3.20%, 11/21/2029		1,199	1,286
4.70%, 5/14/2045		417	502
4.45%, 5/14/2046		260	304
4.25%, 11/21/2049		350	403
Biogen, Inc. 2.25%, 5/1/2030		1,580	1,558
Gilead Sciences, Inc.
1.65%, 10/1/2030		570	540
2.60%, 10/1/2040		980	916
2.80%, 10/1/2050		2,205	1,995
Grifols SA (Spain)
1.63%, 2/15/2025(a)	EUR	100	123
2.25%, 11/15/2027(a)	EUR	410	507
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050		660	576

			11,171

Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028		140	148
JELD-WEN, Inc. 6.25%, 5/15/2025(b)		175	187
Standard Industries, Inc.
2.25%, 11/21/2026(a)	EUR	250	300
4.75%, 1/15/2028(b)		140	146

			781

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(e)(f)(g)		337	367
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(e)(f)(g)		1,280	1,331
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(e)(f)(g)		1,030	1,035
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(e)(f)(g)		2,930	3,242

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(b)(e)(f)(g)		480	524
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(b)(e)(f)(g)		780	814
4.28%, 1/9/2028(b)		2,840	3,159
(SOFR + 1.73%), 3.09%, 5/14/2032(b)(f)		1,505	1,527
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024(f)		1,165	1,198
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.60%), 1.73%, 11/29/2023(f)		3,275	3,381
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(e)(f)(g)		1,488	1,490
3.85%, 1/26/2027		2,329	2,582
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(f)		40	44
(SOFR + 1.28%), 2.62%, 4/22/2032(f)		410	413
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027(a)		880	581
Morgan Stanley
3.63%, 1/20/2027		2,000	2,228
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(f)		2,210	2,444
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(f)		530	589
(SOFR + 1.14%), 2.70%, 1/22/2031(f)		1,560	1,610
UBS AG (Switzerland) 5.13%, 5/15/2024(a)		2,615	2,886
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(a)(e)(f)(g)	EUR	1,200	1,515
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(e)(f)(g)		1,600	1,842
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(a)(e)(f)(g)		830	942

			35,744

Chemicals — 0.5%
Ashland Services BV 2.00%, 1/30/2028(a)	EUR	100	121
CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025(a)	EUR	110	136
CF Industries, Inc. 4.50%, 12/1/2026(b)		835	960
Chemours Co. (The) 4.00%, 5/15/2026	EUR	100	125
Element Solutions, Inc. 3.88%, 9/1/2028(b)		276	277
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029(b)	EUR	138	166
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025(a)	EUR	300	364
2.88%, 5/1/2026(a)	EUR	200	248
INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026(a)	EUR	200	245
INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027(a)	EUR	100	119
K+S AG (Germany) 4.13%, 12/6/2021(a)	EUR	190	236
Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025(a)	EUR	180	226
Nouryon Holding BV (Netherlands) 6.50%, 10/1/2026(a)	EUR	200	255
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(b)		13	14
OCI NV (Netherlands) 3.13%, 11/1/2024(a)	EUR	210	262
OCP SA (Morocco) 6.88%, 4/25/2044(a)		390	476
Rain CII Carbon LLC 7.25%, 4/1/2025(b)		154	158
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		565	588
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(a)(e)(f)(g)	EUR	100	134
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025(e)(f)(g)	EUR	500	625
Synthomer plc (United Kingdom) 3.88%, 7/1/2025(a)	EUR	100	128

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)		50	51

			5,914

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029(b)		415	409
Brink’s Co. (The) 4.63%, 10/15/2027(b)		275	282
Elis SA (France) 2.88%, 2/15/2026(a)	EUR	500	648
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028(b)		200	193
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025(a)	EUR	100	118
SPIE SA (France) 2.63%, 6/18/2026(a)	EUR	400	505
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026(a)	EUR	280	353
Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025(a)	EUR	200	241
Verisure Holding AB (Sweden) 3.88%, 7/15/2026(a)	EUR	300	375
Verisure Midholding AB (Sweden) 5.25%, 2/15/2029(b)	EUR	119	149

			3,273

Communications Equipment — 0.0%(h)
CommScope, Inc.
6.00%, 3/1/2026(b)		110	116
8.25%, 3/1/2027(b)		30	32

			148

Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031(b)		808	809

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026		1,030	1,014
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(b)		995	1,060
2.13%, 2/21/2026(b)		100	99
4.25%, 4/15/2026(b)		680	731
4.38%, 5/1/2026(b)		460	496
FCE Bank plc (United Kingdom) 1.13%, 2/10/2022(a)	EUR	100	122
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR	310	393
2.75%, 6/14/2024	GBP	100	143
4.06%, 11/1/2024		400	423
3.25%, 9/15/2025	EUR	100	130
2.33%, 11/25/2025	EUR	400	499
4.39%, 1/8/2026		920	980
General Motors Financial Co., Inc.
3.95%, 4/13/2024		231	250
2.75%, 6/20/2025		224	237
OneMain Finance Corp. 4.00%, 9/15/2030		20	19
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023(a)(e)(f)(g)	EUR	262	349
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025(a)(e)(f)(g)	EUR	500	656
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(a)(e)(f)(g)	EUR	1,000	1,380
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028(a)(e)(f)(g)	EUR	100	141

			9,122

Containers & Packaging — 0.4%
ARD Finance SA (Luxembourg) 5.00% (cash), 6/30/2027(a)(c)(d)	EUR	100	125
Ardagh Packaging Finance plc
2.13%, 8/15/2026(a)	EUR	380	462
5.25%, 8/15/2027(b)		495	499
Ball Corp.
0.88%, 3/15/2024	EUR	300	368
1.50%, 3/15/2027	EUR	180	223
Berry Global, Inc. 1.00%, 1/15/2025(a)	EUR	300	369
Crown European Holdings SA 3.38%, 5/15/2025(a)	EUR	440	577
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(b)		120	121
OI European Group BV 3.13%, 11/15/2024(a)	EUR	180	227
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(b)		200	217
Pro-Gest SpA (Italy) 3.25%, 12/15/2024(a)	EUR	150	174
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(b)		195	192
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	180	221
Smurfit Kappa Treasury ULC (Ireland) 1.50%, 9/15/2027(a)	EUR	250	320
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026(a)(i)	EUR	300	373

			4,468

Distributors — 0.0%(h)
Parts Europe SA (France) 6.50%, 7/16/2025(a)	EUR	100	129

Diversified Consumer Services — 0.0%(h)
Service Corp. International 3.38%, 8/15/2030		90	87

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Diversified Financial Services — 0.4%
EDP Finance BV (Portugal) 3.63%, 7/15/2024(b)		1,335	1,441
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		2,410	2,801
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025(a)	EUR	150	193
Sabre GLBL, Inc. 7.38%, 9/1/2025(b)		60	65

			4,500

Diversified Telecommunication Services — 2.2%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027(a)	EUR	221	293
4.00%, 2/15/2028(a)	EUR	300	354
Altice France SA (France)
2.13%, 2/15/2025(a)	EUR	400	476
3.38%, 1/15/2028(a)	EUR	100	120
CCO Holdings LLC
5.13%, 5/1/2027(b)		2,600	2,718
5.38%, 6/1/2029(b)		165	179
4.75%, 3/1/2030(b)		170	176
4.25%, 2/1/2031(b)		1,435	1,432
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025(a)	EUR	300	396
1.88%, 6/26/2029	EUR	100	123
DKT Finance ApS (Denmark) 7.00%, 6/17/2023(a)	EUR	150	186
eircom Finance DAC (Ireland)
3.50%, 5/15/2026(a)	EUR	250	312
2.63%, 2/15/2027(a)	EUR	200	241
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026(a)	EUR	300	382
Level 3 Financing, Inc. 4.25%, 7/1/2028(b)		110	110
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027(b)	EUR	100	123
4.00%, 9/18/2027(a)	EUR	100	124
Lumen Technologies, Inc. 5.13%, 12/15/2026(b)		1,025	1,062
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025(a)(e)(f)(g)	EUR	500	638
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026(a)(e)(f)(g)	EUR	300	373
Sprint Capital Corp.
6.88%, 11/15/2028		1,195	1,495
8.75%, 3/15/2032		80	119
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034		530	586
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	EUR	190	339
Telecom Italia SpA (Italy)
3.63%, 1/19/2024(a)	EUR	100	131
2.88%, 1/28/2026(a)	EUR	700	903
3.63%, 5/25/2026(a)	EUR	100	135
2.38%, 10/12/2027(a)	EUR	280	353
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047		700	840
Verizon Communications, Inc.
4.33%, 9/21/2028		2,135	2,454
1.75%, 1/20/2031		1,320	1,241
2.55%, 3/21/2031		2,805	2,821
2.65%, 11/20/2040		250	230
3.40%, 3/22/2041		1,260	1,281
2.88%, 11/20/2050		300	270
3.55%, 3/22/2051		290	294
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030(a)	EUR	110	134

			23,444

Electric Utilities — 2.5%
ContourGlobal Power Holdings SA (Spain) 4.13%, 8/1/2025(a)	EUR	100	125
Edison International 3.55%, 11/15/2024		770	827
EDP - Energias de Portugal SA (Portugal)
1.63%, 4/15/2027(a)	EUR	700	917
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080(a)(f)	EUR	1,000	1,218
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024(a)(e)(f)(g)	EUR	300	389
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026(a)(e)(f)(g)	EUR	300	409
Emera US Finance LP (Canada) 2.64%, 6/15/2031(b)		940	934
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(f)		2,251	2,590
Enel Finance International NV (Italy)
3.63%, 5/25/2027(b)		900	989
3.50%, 4/6/2028(b)		1,135	1,228
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.10%), 2.50%, 8/24/2023(a)(e)(f)(g)	EUR	586	746
Evergy, Inc. 2.90%, 9/15/2029		443	458

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Iberdrola International BV (Spain)
(EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024(a)(e)(f)(g)	EUR	1,900	2,447
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024(a)(e)(f)(g)	EUR	700	927
ITC Holdings Corp. 2.95%, 5/14/2030(b)		1,990	2,070
MidAmerican Energy Co. 4.25%, 5/1/2046		350	417
Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022(a)(e)(f)(g)	EUR	400	512
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		252	251
NRG Energy, Inc. 3.75%, 6/15/2024(b)		990	1,058
Pacific Gas and Electric Co.
2.95%, 3/1/2026		360	369
4.55%, 7/1/2030		1,745	1,835
4.60%, 6/15/2043		379	370
4.00%, 12/1/2046		485	435
4.95%, 7/1/2050		359	363
PacifiCorp
2.70%, 9/15/2030		730	756
3.30%, 3/15/2051		493	503
Southern California Edison Co.
Series 13-A, 3.90%, 3/15/2043		214	219
Series C, 4.13%, 3/1/2048		285	295
3.65%, 2/1/2050		484	475
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021‡(j)		2,500	4
Vistra Operations Co. LLC 3.70%, 1/30/2027(b)		1,730	1,819
Xcel Energy, Inc.
3.40%, 6/1/2030		250	271
3.50%, 12/1/2049		299	309

			26,535

Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(a)	EUR	100	125
Orano SA (France)
3.13%, 3/20/2023(a)	EUR	100	127
3.38%, 4/23/2026(a)	EUR	300	396

			648

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028(a)	EUR	180	228
Sensata Technologies, Inc. 3.75%, 2/15/2031(b)		680	664

			892

Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034(b)		650	656
Saipem Finance International BV (Italy) 2.63%, 1/7/2025(a)	EUR	100	125

			781

Entertainment — 0.5%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025(a)	EUR	280	344
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(b)		110	121
4.75%, 10/15/2027(b)		230	235
Netflix, Inc.
3.00%, 6/15/2025(a)	EUR	500	662
4.88%, 4/15/2028		1,125	1,293
3.88%, 11/15/2029(a)	EUR	300	437
5.38%, 11/15/2029(b)		354	419
3.63%, 6/15/2030(a)	EUR	300	433
4.88%, 6/15/2030(b)		615	709
WMG Acquisition Corp.
3.63%, 10/15/2026(a)	EUR	160	201
3.00%, 2/15/2031(b)		140	132

			4,986

Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033		300	277
American Tower Corp.
3.60%, 1/15/2028		1,695	1,850
2.10%, 6/15/2030		1,605	1,552
Crown Castle International Corp.
3.30%, 7/1/2030		75	80
4.15%, 7/1/2050		110	119
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031		670	634
MGM Growth Properties Operating Partnership LP 4.50%, 1/15/2028		90	94
RHP Hotel Properties LP 4.50%, 2/15/2029(b)		100	100
SBA Communications Corp. 3.13%, 2/1/2029(b)		100	96
VICI Properties LP 3.75%, 2/15/2027(b)		90	91
WP Carey, Inc. 2.40%, 2/1/2031		180	175

			5,068

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc. 4.63%, 1/15/2027(b)		300	311
Casino Guichard Perrachon SA (France)
4.56%, 1/25/2023(a)(i)	EUR	100	127
4.50%, 3/7/2024(a)(i)	EUR	300	373

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025(a)	GBP	400	558
Kroger Co. (The) 3.88%, 10/15/2046		630	663
Picard Bondco SA (France) 5.50%, 11/30/2024(a)	EUR	100	125
Quatrim SASU (France) 5.88%, 1/15/2024(a)	EUR	100	127
Rite Aid Corp.
7.50%, 7/1/2025(b)		343	355
8.00%, 11/15/2026(b)		336	349
Sysco Corp. 3.30%, 2/15/2050		520	506

			3,494

Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051(b)		290	299
Darling Global Finance BV 3.63%, 5/15/2026(a)	EUR	130	161
Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049(b)		368	378
Kraft Heinz Foods Co. 2.25%, 5/25/2028(a)	EUR	100	132
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028(b)		80	88
Post Holdings, Inc.
5.63%, 1/15/2028(b)		300	318
5.50%, 12/15/2029(b)		185	198
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026(a)	EUR	400	468
Tereos Finance Groupe I SA (France) 4.13%, 6/16/2023(a)	EUR	100	123

			2,165

Gas Utilities — 0.0%(h)
NorteGas Energia Distribucion SA (Spain) 2.07%, 9/28/2027(a)	EUR	102	134

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
2.63%, 11/1/2025(a)	EUR	300	376
3.88%, 7/15/2028(a)	EUR	100	128
Becton Dickinson and Co.
2.82%, 5/20/2030		665	688
3.79%, 5/20/2050		910	974
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(b)		370	383
Hologic, Inc. 3.25%, 2/15/2029(b)		120	117

			2,666

Health Care Providers & Services — 0.9%
Centene Corp. 4.25%, 12/15/2027		170	179
Cigna Corp. 3.40%, 3/15/2050		1,575	1,569
Community Health Systems, Inc.
8.00%, 3/15/2026(b)		65	70
4.75%, 2/15/2031(b)		150	147
CVS Health Corp.
3.25%, 8/15/2029		629	676
4.13%, 4/1/2040		625	696
2.70%, 8/21/2040		690	644
Encompass Health Corp.
4.50%, 2/1/2028		385	398
4.75%, 2/1/2030		48	50
4.63%, 4/1/2031		107	113
HCA, Inc.
5.38%, 9/1/2026		185	209
4.50%, 2/15/2027		1,320	1,497
5.63%, 9/1/2028		1,240	1,442
3.50%, 9/1/2030		90	92
5.25%, 6/15/2049		155	191
Kedrion SpA (Italy) 3.38%, 5/15/2026(b)	EUR	106	129
Molina Healthcare, Inc. 3.88%, 11/15/2030(b)		200	204
Tenet Healthcare Corp.
4.63%, 7/15/2024		120	122
5.13%, 5/1/2025		785	795
4.88%, 1/1/2026(b)		110	114
5.13%, 11/1/2027(b)		220	230

			9,567

Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026(a)	EUR	300	369
5.00%, 10/15/2026(b)		545	565
2.25%, 1/15/2028(a)	EUR	200	245

			1,179

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030(b)		395	383
Accor SA (France)
2.50%, 1/25/2024(a)(i)	EUR	200	255
3.00%, 2/4/2026(a)(i)	EUR	100	129
Boyne USA, Inc. 4.75%, 5/15/2029(b)		360	372
Burger King France SAS (France) 6.00%, 5/1/2024(a)	EUR	100	124
Carnival Corp.
1.88%, 11/7/2022	EUR	110	132
10.13%, 2/1/2026(a)	EUR	300	427
Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023(a)	EUR	220	272
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025(a)	GBP	200	288
eDreams ODIGEO SA (Spain) 5.50%, 9/1/2023(a)	EUR	100	121
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027(a)		970	1,019
International Game Technology plc
3.50%, 6/15/2026(a)	EUR	150	189
2.38%, 4/15/2028(a)	EUR	160	191

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025(b)		80	85
MGM Resorts International 5.50%, 4/15/2027		60	65
Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025(a)	EUR	200	247
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(b)		80	93
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(b)		90	97
Starbucks Corp. 2.55%, 11/15/2030		2,040	2,065
Vail Resorts, Inc. 6.25%, 5/15/2025(b)		140	149
Wynn Resorts Finance LLC 5.13%, 10/1/2029(b)		250	259

			6,962

Household Durables — 0.0%(h)
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(b)		220	235
Newell Brands, Inc. 6.00%, 4/1/2046(i)		80	101
Tempur Sealy International, Inc. 5.50%, 6/15/2026		110	113

			449

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028		80	84
Clorox Co. (The) 1.80%, 5/15/2030		165	160
Energizer Holdings, Inc.
4.75%, 6/15/2028(b)		620	630
4.38%, 3/31/2029(b)		40	39
Spectrum Brands, Inc.
4.00%, 10/1/2026(a)	EUR	100	125
5.50%, 7/15/2030(b)		754	808

			1,846

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)
3.30%, 7/15/2025(b)		497	530
3.95%, 7/15/2030(b)		1,135	1,225
2.45%, 1/15/2031(b)		1,589	1,541
Alexander Funding Trust 1.84%, 11/15/2023(b)		380	386
Calpine Corp. 5.25%, 6/1/2026(b)		202	208

			3,890

Industrial Conglomerates — 0.1%
General Electric Co.
5.25%, 12/7/2028	GBP	300	528
4.13%, 10/9/2042		670	743

			1,271

Insurance — 0.2%
MetLife, Inc. 6.40%, 12/15/2036		1,340	1,710
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(b)(f)		200	226

			1,936

Interactive Media & Services — 0.0%(h)
TripAdvisor, Inc. 7.00%, 7/15/2025(b)		203	218

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060		350	312
ANGI Group LLC 3.88%, 8/15/2028(b)		280	275
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(b)		340	355
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)		280	306

			1,248

IT Services — 0.3%
Black Knight InfoServ LLC 3.63%, 9/1/2028(b)		495	487
Cogent Communications Group, Inc. 4.38%, 6/30/2024(a)	EUR	120	149
Fiserv, Inc. 1.63%, 7/1/2030	EUR	1,700	2,214
Gartner, Inc.
4.50%, 7/1/2028(b)		100	105
3.75%, 10/1/2030(b)		445	447
Presidio Holdings, Inc. 4.88%, 2/1/2027(b)		201	207

			3,609

Leisure Products — 0.0%(h)
Mattel, Inc.
6.75%, 12/31/2025(b)		56	59
3.75%, 4/1/2029(b)		205	210

			269

Life Sciences Tools & Services — 0.0%(h)
Thermo Fisher Scientific, Inc. 1.50%, 10/1/2039	EUR	200	243

Machinery — 0.1%
Deere & Co. 3.75%, 4/15/2050		80	92
Renk AG (Germany) 5.75%, 7/15/2025(a)	EUR	300	379
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027(a)	EUR	180	230
Wabash National Corp. 5.50%, 10/1/2025(b)		280	288

			989

Marine — 0.0%(h)
CMA CGM SA (France) 5.25%, 1/15/2025(a)	EUR	100	125

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Media — 1.1%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025(a)	EUR	300	358
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028(a)	EUR	150	179
Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075(a)(f)	EUR	100	126
Charter Communications Operating LLC
2.80%, 4/1/2031		1,130	1,128
2.30%, 2/1/2032		764	717
3.50%, 6/1/2041		430	410
5.38%, 5/1/2047		958	1,118
3.70%, 4/1/2051		1,402	1,318
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(b)		160	164
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024		14	15
5.13%, 8/15/2027(b)		160	161
Comcast Corp.
4.60%, 8/15/2045		980	1,190
2.80%, 1/15/2051		649	598
Discovery Communications LLC
3.63%, 5/15/2030		700	748
4.65%, 5/15/2050		450	500
DISH DBS Corp. 5.88%, 11/15/2024		80	85
GCI LLC 4.75%, 10/15/2028(b)		310	316
iHeartCommunications, Inc.
6.38%, 5/1/2026		160	171
5.25%, 8/15/2027(b)		300	310
Meredith Corp. 6.50%, 7/1/2025(b)		80	86
Scripps Escrow II, Inc.
3.88%, 1/15/2029(b)		60	58
5.38%, 1/15/2031(b)		40	40
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(a)(e)(f)(g)	EUR	280	345
Sirius XM Radio, Inc. 4.63%, 7/15/2024(b)		110	113
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027(a)	EUR	90	117
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026(a)	EUR	380	483
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028(a)	EUR	300	379
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028(a)	GBP	100	145
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030(a)	EUR	370	444
Ziggo BV (Netherlands) 4.25%, 1/15/2027(a)	EUR	376	476

			12,298

Metals & Mining — 0.6%
Alcoa Nederland Holding BV 5.50%, 12/15/2027(b)		500	542
ArcelorMittal SA (Luxembourg) 1.75%, 11/19/2025(a)	EUR	450	576
Arconic Corp. 6.13%, 2/15/2028(b)		110	117
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029(b)		240	247
Constellium SE 4.25%, 2/15/2026(a)	EUR	100	124
Freeport-McMoRan, Inc. 4.38%, 8/1/2028		90	95
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027(a)		1,300	1,468
Glencore Funding LLC (Australia) 2.50%, 9/1/2030(b)		1,310	1,283
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.45%, 5/15/2030(b)		830	957
thyssenkrupp AG (Germany)
1.38%, 3/3/2022(a)	EUR	100	122
1.88%, 3/6/2023(a)	EUR	230	281
United States Steel Corp. 6.88%, 3/1/2029		140	147
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030		809	855

			6,814

Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031		1,177	1,277
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.12%, 9/5/2082(a)(f)	EUR	1,000	1,227
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050		200	203

			2,707

Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Partners LP
5.38%, 9/15/2024		140	144
5.75%, 3/1/2027(b)		60	62
Antero Resources Corp. 8.38%, 7/15/2026(b)		25	28
BP Capital Markets America, Inc. 2.77%, 11/10/2050		390	349

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(e)(f)(g)		1,192	1,265
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026(a)(e)(f)(g)	EUR	1,800	2,335
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(e)(f)(g)		1,716	1,850
California Resources Corp. 7.13%, 2/1/2026(b)		34	35
Chevron USA, Inc.
3.85%, 1/15/2028		899	1,025
2.34%, 8/12/2050		200	172
Comstock Resources, Inc. 7.50%, 5/15/2025(b)		108	112
Ecopetrol SA (Colombia)
6.88%, 4/29/2030		630	744
7.38%, 9/18/2043		550	660
5.88%, 5/28/2045		430	444
Enbridge, Inc. (Canada) 3.13%, 11/15/2029		2,000	2,111
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026(a)		312	323
5.38%, 3/30/2028(a)		328	339
Energy Transfer LP
3.75%, 5/15/2030		37	39
5.35%, 5/15/2045		710	796
Eni SpA (Italy) 4.25%, 5/9/2029(b)		910	1,024
Exxon Mobil Corp. 3.00%, 8/16/2039		670	669
Gazprom PJSC (Russia) 3.25%, 2/25/2030(a)		480	476
Gray Oak Pipeline LLC 2.60%, 10/15/2025(b)		280	288
Greenko Dutch BV (India) 3.85%, 3/29/2026(b)		607	619
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047(a)		598	735
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(a)		372	408
6.50%, 6/30/2027(a)		403	447
6.75%, 6/30/2030(a)		232	260
Lukoil Securities BV (Russia) 3.88%, 5/6/2030(a)		420	443
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(b)		8	8
MPLX LP 4.50%, 4/15/2038		1,025	1,136
NGL Energy Operating LLC 7.50%, 2/1/2026(b)		19	20
Occidental Petroleum Corp.
3.50%, 6/15/2025		140	140
8.88%, 7/15/2030		80	103
Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047		2,755	2,435
Repsol International Finance BV (Spain)
(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028(a)(e)(f)(g)	EUR	100	133
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(a)(f)	EUR	390	517
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030		578	655
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 4.75%, 3/13/2023(a)		950	1,009
Tallgrass Energy Partners LP 7.50%, 10/1/2025(b)		330	360
Targa Resources Partners LP
5.00%, 1/15/2028		120	125
4.00%, 1/15/2032(b)		150	149
Total Capital International SA (France) 3.13%, 5/29/2050		310	300
TOTAL SE (France)
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(a)(e)(f)(g)	EUR	1,300	1,639
(EUR Swap Annual 5 Year + 2.15%), 2.62%, 2/26/2025(a)(e)(f)(g)	EUR	1,100	1,406
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(f)		810	899
UGI International LLC 3.25%, 11/1/2025(a)	EUR	350	436

			29,672

Paper & Forest Products — 0.2%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029		1,200	1,416
WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027(a)	EUR	180	217

			1,633

Personal Products — 0.1%
Coty, Inc.
4.00%, 4/15/2023(a)	EUR	200	241
5.00%, 4/15/2026(b)		145	147
Edgewell Personal Care Co. 5.50%, 6/1/2028(b)		450	478

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Prestige Brands, Inc. 5.13%, 1/15/2028(b)		215	225

			1,091

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
6.13%, 4/15/2025(b)		106	108
5.50%, 11/1/2025(b)		500	513
5.00%, 1/30/2028(b)		120	113
6.25%, 2/15/2029(b)		720	704
5.25%, 1/30/2030(b)		190	175
Bristol-Myers Squibb Co. 4.25%, 10/26/2049		425	509
Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028(a)	EUR	100	122
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027(a)	EUR	200	245
Nidda BondCo GmbH (Germany)
5.00%, 9/30/2025(a)	EUR	260	318
7.25%, 9/30/2025(a)	EUR	100	126
Organon Finance 1 LLC 4.13%, 4/30/2028(b)		310	313
Pfizer, Inc.
2.55%, 5/28/2040		330	320
2.70%, 5/28/2050		630	595
Rossini SARL (Italy) 6.75%, 10/30/2025(a)	EUR	120	154
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026		750	819
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040		420	411
Zoetis, Inc. 2.00%, 5/15/2030		610	596

			6,141

Professional Services — 0.0%(h)
La Financiere Atalian SASU (France) 5.13%, 5/15/2025(a)	EUR	375	457

Real Estate Management & Development — 0.2%
ADLER Real Estate AG (Germany)
1.50%, 4/17/2022(a)	EUR	200	245
3.00%, 4/27/2026(a)	EUR	300	381
Country Garden Holdings Co. Ltd. (China) 7.25%, 4/8/2026(a)		1,540	1,706

			2,332

Road & Rail — 0.1%
EC Finance plc (United Kingdom) 2.38%, 11/15/2022(a)	EUR	100	119
Loxam SAS (France) 3.25%, 1/14/2025(a) EUR		500	616

			735

Semiconductors & Semiconductor Equipment — 0.5%
ams AG (Austria) 6.00%, 7/31/2025(a)	EUR	330	430
Broadcom, Inc.
4.15%, 11/15/2030		710	777
2.45%, 2/15/2031(b)		1,690	1,623
Entegris, Inc. 4.38%, 4/15/2028(b)		140	146
Microchip Technology, Inc. 4.25%, 9/1/2025(b)		645	678
NXP BV (China) 3.25%, 5/11/2041(b)		1,140	1,140
ON Semiconductor Corp. 3.88%, 9/1/2028(b)		358	363

			5,157

Software — 0.3%
CDK Global, Inc. 5.25%, 5/15/2029(b)		265	286
Nuance Communications, Inc. 5.63%, 12/15/2026		410	431
Oracle Corp.
2.88%, 3/25/2031		1,010	1,035
3.95%, 3/25/2051		1,110	1,153
PTC, Inc. 4.00%, 2/15/2028(b)		130	133
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)		530	561

			3,599

Specialty Retail — 0.3%
Douglas GmbH (Germany) 6.00%, 4/8/2026(b)	EUR	275	338
Dufry One BV (Switzerland) 2.50%, 10/15/2024(a)	EUR	100	120
eG Global Finance plc (United Kingdom)
3.63%, 2/7/2024(a)	EUR	350	412
4.38%, 2/7/2025(a)	EUR	100	119
Lowe’s Cos., Inc. 1.70%, 10/15/2030		1,725	1,632
PetSmart, Inc. 4.75%, 2/15/2028(b)		250	259
SRS Distribution, Inc. 4.63%, 7/1/2028(b)		105	106
Staples, Inc. 7.50%, 4/15/2026(b)		360	373

			3,359

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. 2.65%, 2/8/2051		410	383
Dell International LLC
6.02%, 6/15/2026(b)		1,590	1,895
4.90%, 10/1/2026(b)		120	138
5.30%, 10/1/2029(b)		221	262
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025(a)	EUR	190	255
NCR Corp.
5.75%, 9/1/2027(b)		300	316
5.00%, 10/1/2028(b)		150	154
6.13%, 9/1/2029(b)		80	87

			3,490

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Thrifts & Mortgage Finance — 0.5%
BPCE SA (France) 5.70%, 10/22/2023(b)		2,870	3,196
Nationwide Building Society (United Kingdom) 0.75%, 10/26/2022(a)	EUR	2,100	2,604

			5,800

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037		1,399	1,452
Philip Morris International, Inc. 2.10%, 5/1/2030		160	156
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025		895	995

			2,603

Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/15/2026		230	229
3.25%, 10/1/2029		1,170	1,190
Herc Holdings, Inc. 5.50%, 7/15/2027(b)		10	11
Rexel SA (France) 2.75%, 6/15/2026(a)	EUR	480	601
United Rentals North America, Inc. 3.88%, 2/15/2031		140	141
WESCO Distribution, Inc. 7.13%, 6/15/2025(b)		300	324

			2,496

Transportation Infrastructure — 0.2%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025(a)(e)(f)(g)	EUR	300	374
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027(a)(e)(f)(g)	EUR	200	240
Atlantia SpA (Italy)
1.63%, 2/3/2025(a)	EUR	410	511
1.88%, 7/13/2027(a)	EUR	100	125
Autostrade per l’Italia SpA (Italy)
1.63%, 6/12/2023	EUR	100	123
1.88%, 11/4/2025(a)	EUR	800	1,003
1.75%, 6/26/2026(a)	EUR	170	211

			2,587

Wireless Telecommunication Services — 1.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		120	133
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026(a)	EUR	270	331
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026(a)	EUR	350	443
Sprint Corp. 7.63%, 2/15/2025		70	83
Telefonica Europe BV (Spain)
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023(a)(e)(f)(g)	EUR	200	248
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(a)(e)(f)(g)	EUR	300	376
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(a)(e)(f)(g)	EUR	600	812
(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026(a)(e)(f)(g)	EUR	200	261
T-Mobile USA, Inc.
3.75%, 4/15/2027		2,400	2,637
3.88%, 4/15/2030		2,159	2,366
2.25%, 11/15/2031		246	236
3.00%, 2/15/2041		810	760
4.50%, 4/15/2050		1,265	1,432
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049		1,138	1,371
4.25%, 9/17/2050		640	709
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078(a)(f)	EUR	240	327
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(a)(f)	EUR	500	631
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080(a)(f)	EUR	100	124

			13,280

TOTAL CORPORATE BONDS (Cost $370,361)			382,902

FOREIGN GOVERNMENT SECURITIES — 15.4%
Arab Republic of Egypt (Egypt)
5.75%, 5/29/2024(b)		820	874
7.50%, 1/31/2027(a)		430	489
5.88%, 2/16/2031(b)		771	757
7.63%, 5/29/2032(b)		1,000	1,084
8.70%, 3/1/2049(a)		830	892
Buoni Poliennali del Tesoro (Italy)
0.60%, 6/15/2023(a)	EUR	8,655	10,753
0.00%, 1/15/2024(a)	EUR	8,385	10,281
0.95%, 9/15/2027(a)	EUR	9,530	12,020
0.25%, 3/15/2028(a)	EUR	9,120	10,947
1.35%, 4/1/2030(a)	EUR	5,540	7,102
Commonwealth of Australia (Australia) 5.50%, 4/21/2023(a)	AUD	25,826	21,952

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Czech Republic (Czech Republic) 2.00%, 10/13/2033	CZK	95,090	4,620
Dominican Republic Government Bond (Dominican Republic)
4.88%, 9/23/2032(b)		660	677
5.30%, 1/21/2041(b)		540	541
6.40%, 6/5/2049(a)		258	276
5.88%, 1/30/2060(b)		1,216	1,197
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(a)		1,970	1,818
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027(a)		1,500	1,596
7.63%, 11/28/2047(a)		1,090	1,098
Hashemite Kingdom of Jordan (Jordan)
5.85%, 7/7/2030(b)		1,330	1,379
7.38%, 10/10/2047(a)		710	750
Islamic Republic of Pakistan (Pakistan)
6.00%, 4/8/2026(b)		893	914
7.38%, 4/8/2031(b)		1,051	1,099
Italian Republic Government Bond (Italy) 0.88%, 5/6/2024		1,888	1,888
Jamaica Government Bond (Jamaica) 8.00%, 3/15/2039		870	1,224
Kingdom of Bahrain (Bahrain)
5.45%, 9/16/2032(b)		1,265	1,244
7.50%, 9/20/2047(a)		875	924
Kingdom of Morocco (Morocco)
1.50%, 11/27/2031(b)	EUR	1,240	1,421
3.00%, 12/15/2032(b)		476	457
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(j)		1,280	166
Malaysia Government Bond (Malaysia) 3.83%, 7/5/2034	MYR	11,280	2,717
Mex Bonos Desarr Fix Rt (Mexico)
Series M 20, 8.50%, 5/31/2029	MXN	43,500	2,449
7.75%, 5/29/2031	MXN	60,240	3,258
People’s Republic of China (China) 3.27%, 11/19/2030	CNY	35,000	5,583
Republic of Angola (Angola) 8.00%, 11/26/2029(a)		530	539
Republic of Colombia (Colombia) 3.13%, 4/15/2031		1,000	961
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(a)		1,190	1,323
6.88%, 10/17/2040(b)	EUR	1,880	2,498
Republic of Ghana (Ghana)
7.63%, 5/16/2029(a)		980	1,001
8.13%, 3/26/2032(a)		520	533
Republic of Indonesia (Indonesia)
6.50%, 6/15/2025	IDR	33,421,000	2,428
7.00%, 9/15/2030	IDR	9,776,000	709
8.38%, 3/15/2034	IDR	15,335,000	1,189
7.50%, 4/15/2040	IDR	56,472,000	4,098
Republic of Iraq (Iraq) 5.80%, 1/15/2028(a)		1,636	1,574
Republic of Kenya (Kenya)
6.88%, 6/24/2024(a)		1,370	1,521
8.25%, 2/28/2048(a)		480	530
Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025(a)	EUR	1,110	1,404
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026(a)		620	701
4.95%, 4/28/2031(b)		430	488
5.60%, 3/13/2048(a)		820	943
5.40%, 3/30/2050(b)		470	535
Republic of Senegal (Senegal)
6.25%, 7/30/2024(a)		1,760	1,957
6.25%, 5/23/2033(a)		700	739
Republic of Serbia (Serbia)
1.50%, 6/26/2029(b)	EUR	1,600	1,942
2.13%, 12/1/2030(b)		1,010	942
1.65%, 3/3/2033(b)	EUR	632	745
Republic of South Africa (South Africa)
4.30%, 10/12/2028		1,030	1,062
Series R213, 7.00%, 2/28/2031	ZAR	45,350	2,813
8.88%, 2/28/2035	ZAR	37,240	2,423
Series 2037, 8.50%, 1/31/2037	ZAR	20,176	1,241
6.25%, 3/8/2041		379	412
5.00%, 10/12/2046		1,150	1,081
5.75%, 9/30/2049		390	392
Romania Government Bond (Romania)
2.88%, 10/28/2024(a)	EUR	770	1,025
4.15%, 10/24/2030	RON	6,260	1,660
2.63%, 12/2/2040(b)	EUR	416	500
4.63%, 4/3/2049(b)	EUR	997	1,523
Titulos de Tesoreria (Colombia) 7.00%, 6/30/2032	COP	4,346,300	1,124
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2024(a)		1,880	2,067
7.38%, 9/25/2032(a)		550	584
United Arab Emirates Government Bond (United Arab Emirates) 4.00%, 7/28/2050(b)		1,180	1,077
United Mexican States (Mexico)
3.77%, 5/24/2061		1,128	1,033
3.75%, 4/19/2071		1,815	1,629

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $163,149)			165,393

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — 13.6%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)	431		431
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(b)	193		194
American Credit Acceptance Receivables Trust
Series 2019-1, Class D, 3.81%, 4/14/2025(b)	2,445		2,523
Series 2019-1, Class E, 4.84%, 4/14/2025(b)	2,400		2,541
Series 2019-4, Class D, 2.97%, 12/12/2025(b)	790		817
Series 2021-2, Class C, 0.97%, 7/13/2027(b)	6,053		6,060
Series 2021-2, Class D, 1.34%, 7/13/2027(b)	4,800		4,799
Applebee’s Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/7/2049(b)	697		738
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class M2, 0.99%, 5/25/2034‡(c)	125		124
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 1.67%, 10/25/2034‡(c)	162		167
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 1.59%, 6/25/2034‡(c)	203		203
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044‡(b)	642		658
Series 2018-AGS, Class C, 3.82%, 2/25/2044‡(b)	89		90
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.22%, 12/25/2032‡(c)	654		655
Series 2004-2, Class M1, 0.84%, 5/25/2034‡(c)	37		37
Series 2004-ECC2, Class M2, 1.07%, 12/25/2034‡(c)	352		353
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027(b)	2,497		2,501
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024(b)	835		839
Series 2018-C, Class D, 4.40%, 6/17/2024(b)	810		831
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027(b)	1,940		1,943
Series 2018-3A, Class B, 3.89%, 10/15/2027(b)	580		586
Series 2018-3A, Class C, 4.04%, 12/15/2027(b)	670		686
Series 2021-3A, Class A, 1.00%, 5/15/2030(b)	2,793		2,800
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.92%, 3/25/2034‡(c)	96		96
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 1.10%, 7/25/2034‡(c)	170		171
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(b)	1,327		1,371
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048(b)	702		736
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	1,170		1,209
DT Auto Owner Trust
Series 2017-3A, Class E, 5.60%, 8/15/2024(b)	769		782
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	890		930
Series 2019-4A, Class D, 2.85%, 7/15/2025(b)	2,999		3,112
Series 2020-1A, Class C, 2.29%, 11/17/2025(b)	2,980		3,049
Series 2020-3A, Class E, 3.62%, 10/15/2027(b)	2,500		2,602
Encina Equipment Finance LLC Series 2021-1A, Class E, 4.36%, 3/15/2029(b)	809		808
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	2,230		2,298
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	550		588
Series 2020-1A, Class C, 2.49%, 1/15/2025(b)	1,320		1,345
Series 2020-1A, Class D, 2.73%, 12/15/2025(b)	2,150		2,216
Series 2019-3A, Class E, 4.00%, 8/17/2026(b)	810		847
Series 2020-1A, Class E, 3.74%, 1/15/2027(b)	2,650		2,750
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,511		2,514
Series 2021-2A, Class E, 2.90%, 7/17/2028(b)	2,675		2,671
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.81%, 8/25/2034‡(c)	—	(k)	—	(k)
Flagship Credit Auto Trust Series 2017-4, Class D, 3.58%, 1/15/2024(b)	1,900		1,958
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026(b)	900		926
Series 2019-2, Class B, 3.19%, 11/18/2026‡(b)	1,145		1,161
Series 2020-FP1, Class C, 4.37%, 3/18/2027(b)	1,460		1,498

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-2, Class B, 1.03%, 6/19/2028(b)	4,000	4,009
Series 2021-2, Class C, 1.94%, 6/19/2028(b)	763	765
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class D, 4.52%, 2/17/2026(b)	630	657
Series 2020-4A, Class E, 3.51%, 10/15/2027(b)	650	673
GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025(b)	1,470	1,542
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031(b)	270	272
Series 2021-1A, Class B, 2.47%, 11/20/2031(b)	139	139
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	3,272	3,300
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 0.98%, 1/15/2028(b)(c)	526	527
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(b)	2,232	2,416
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 0.95%, 1/25/2034‡(c)	410	410
Series 2004-NC7, Class M3, 1.07%, 7/25/2034‡(c)	89	88
Series 2004-HE7, Class M2, 1.04%, 8/25/2034‡(c)	51	51
Series 2004-HE7, Class M3, 1.11%, 8/25/2034‡(c)	64	64
Series 2004-HE8, Class M2, 1.11%, 9/25/2034‡(c)	113	110
Series 2005-NC1, Class M3, 0.86%, 1/25/2035‡(c)	347	338
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041(b)	2,030	2,038
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 1.02%, 8/25/2034‡(c)	52	52
Series 2004-4, Class M2, 0.89%, 2/25/2035‡(c)	214	213
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A, 3.23%, 5/25/2026(b)	1,644	1,645
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027(b)	5,350	5,408
Series 2021-1A, Class B, 2.28%, 5/17/2027(b)	2,480	2,513
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	914	926
Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	1,110	1,128
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	860	883
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036(b)	5,425	5,435
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031(b)	2,538	2,553
Series 2021-B, Class B, 1.96%, 5/8/2031(b)	1,311	1,320
Option One Mortgage Loan Trust Series 2004-3, Class M3, 1.07%, 11/25/2034‡(c)	26	26
Pagaya AI Debt Selection Trust Series 2021-HG1, Class B, 1.82%, 1/16/2029(b)	1,187	1,187
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2018-5A, Class A1, 1.04%, 1/20/2027(b)(c)	1,049	1,050
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.44%, 4/25/2023(b)(c)	1,210	1,206
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 2.74%, 8/25/2025(b)(c)	2,280	2,274
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	2,937	2,979
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(i)	170	179
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(i)	1,678	1,775
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(b)	396	405
Santander Drive Auto Receivables Trust Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,722
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(b)	385	389
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(b)	820	867
Series 2019-A, Class C, 3.00%, 1/26/2032(b)	2,936	3,106
Series 2019-A, Class D, 3.45%, 1/26/2032(b)	2,910	3,067
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027‡(b)	970	1,009
Sonic Capital LLC Series 2018-1A, Class A2, 4.03%, 2/20/2048(b)	244	251

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Springleaf Funding Trust Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	2,000	2,010
Structured Asset Investment Loan Trust
Series 2004-7, Class M1, 1.14%, 8/25/2034‡(c)	299	298
Series 2004-8, Class M2, 1.02%, 9/25/2034‡(c)	243	241
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 0.72%, 5/25/2035‡(c)	119	117
Tesla Auto Lease Trust
Series 2019-A, Class E, 5.48%, 5/22/2023(b)	1,520	1,601
Series 2020-A, Class E, 4.64%, 8/20/2024(b)	2,450	2,583
Series 2021-A, Class D, 1.34%, 3/20/2025(b)	1,025	1,028
Upstart Pass-Through Trust Series 2021-ST4, Class A, 2.00%, 7/20/2027(b)	2,100	2,101
Upstart Securitization Trust
Series 2021-1, Class C, 4.06%, 3/20/2031(b)	750	769
Series 2021-2, Class C, 3.61%, 6/20/2031(b)	1,030	1,039
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	490	510
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	730	750
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	2,900	2,915
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,701	1,738
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	1,000	1,040

TOTAL ASSET-BACKED SECURITIES (Cost $143,529)		145,921

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
A10 Revolving Asset Financing I LLC 6.18%, 1/9/2020‡(b)(c)	6,000	6,000
BAMLL Re-REMIC Trust Series 2014-FRR9, Class F, 2.44%, 12/26/2046(b)(c)	1,057	1,042
BANK
Series 2018-BN13, Class C, 4.56%, 8/15/2061(c)	509	566
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062(c)	4,131	243
Series 2019-BN20, Class C, 3.65%, 9/15/2062‡(c)	708	742
Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063(c)	13,199	860
Series 2021-BN33, Class XA, IO, 1.18%, 5/15/2064(c)	14,400	1,187
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052‡(c)	1,679	1,773
BHMS Series 2018-ATLS, Class A, 1.35%, 7/15/2035(b)(c)	2,675	2,675
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 1.35%, 6/15/2035‡(b)(c)	1,200	1,163
BX Commercial Mortgage Trust Series 2021-VINO, Class A, 0.76%, 5/15/2038(b)(c)	2,480	2,478
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050‡(c)	152	166
CD Mortgage Trust Series 2016-CD2, Class C, 4.02%, 11/10/2049‡(c)	95	99
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(b)	2,765	2,496
Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,547
COMM Mortgage Trust
Series 2015-CR26, Class A3, 3.36%, 10/10/2048	1,349	1,452
Series 2015-CR26, Class D, 3.48%, 10/10/2048(c)	200	199
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(b)(c)	2,210	2,158
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	18	19
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.33%, 5/15/2036‡(b)(c)	3,800	3,803
CSAIL Commercial Mortgage Trust Series 2021-C20, Class C, 3.73%, 3/15/2054‡(c)	469	492
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(c)	41,654	225
Series K729, Class X1, IO, 0.36%, 10/25/2024(c)	20,681	208
Series K739, Class X1, IO, 1.29%, 9/25/2027(c)	18,991	1,293
Series K742, Class X1, IO, 0.87%, 3/25/2028(c)	5,000	214
Series K108, Class X1, IO, 1.69%, 3/25/2030(c)	7,399	960
Series K127, Class X1, IO, 0.33%, 1/25/2031(c)	65,991	1,823
Series K125, Class X1, IO, 0.59%, 1/25/2031(c)	18,391	907
Series K128, Class X1, IO, 0.53%, 3/25/2031(c)	13,999	633

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K723, Class X3, IO, 1.92%, 10/25/2034(c)	9,280	378
Series K041, Class X3, IO, 1.64%, 11/25/2042(c)	13,061	668
Series K047, Class X3, IO, 1.49%, 6/25/2043(c)	18,000	970
Series K726, Class X3, IO, 2.13%, 7/25/2044(c)	3,760	209
Series K067, Class X3, IO, 2.11%, 9/25/2044(c)	15,993	1,853
Series K068, Class X3, IO, 2.06%, 10/25/2044(c)	4,540	516
Series K070, Class X3, IO, 2.04%, 12/25/2044(c)	2,152	250
Series K730, Class X3, IO, 2.03%, 2/25/2045(c)	13,820	920
Series K072, Class X3, IO, 2.14%, 12/25/2045(c)	3,940	483
Series K088, Class X3, IO, 2.35%, 2/25/2047(c)	7,310	1,149
FNMA ACES Series 2019-M1, Class A2, 3.55%, 9/25/2028(c)	1,200	1,378
FREMF Series 2018-KF46, Class B, 2.06%, 3/25/2028(b)(c)	1,942	1,880
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.66%, 2/25/2024(b)(c)	139	138
Series 2017-KF31, Class B, 3.01%, 4/25/2024(b)(c)	302	299
Series 2017-KF36, Class B, 2.76%, 8/25/2024(b)(c)	618	618
Series 2017-KF35, Class B, 2.86%, 8/25/2024(b)(c)	508	505
Series 2018-KF45, Class B, 2.06%, 3/25/2025(b)(c)	273	271
Series 2018-KF47, Class B, 2.11%, 5/25/2025(b)(c)	230	226
Series 2018-KF48, Class B, 2.16%, 6/25/2028(b)(c)	1,007	992
Series 2017-K726, Class C, 3.98%, 7/25/2049(b)(c)	725	773
Series 2017-K67, Class B, 3.94%, 9/25/2049(b)(c)	1,995	2,216
Series 2017-K729, Class B, 3.67%, 11/25/2049(b)(c)	880	950
GNMA
Series 2012-89, IO, 0.24%, 12/16/2053(c)	4,166	19
Series 2017-9, IO, 0.62%, 1/16/2057(c)	7,401	327
Series 2017-23, IO, 0.63%, 5/16/2059(c)	6,305	301
Series 2017-69, IO, 0.83%, 7/16/2059(c)	5,896	321
Series 2019-104, IO, 1.10%, 5/16/2061(c)	2,667	221
Series 2019-53, Class IA, IO, 0.79%, 6/16/2061(c)	12,979	894
Series 2019-155, IO, 0.65%, 7/16/2061(c)	14,945	942
Series 2020-89, Class IA, IO, 1.22%, 4/16/2062(c)	9,463	903
Series 2020-136, IO, 1.14%, 8/16/2062(c)	4,432	427
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class B, 1.65%, 11/21/2035‡(b)(c)	1,540	1,534
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050‡(c)	190	199
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class A4, 3.55%, 7/15/2048	1,350	1,462
Series 2015-C30, Class C, 4.27%, 7/15/2048‡(c)	266	283
Series 2015-C31, Class C, 4.62%, 8/15/2048‡(c)	124	133
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.16%, 10/15/2050‡(c)	210	227
Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,341
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.42%, 12/15/2049‡(c)	152	153
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(c)	4,763	2,548
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.05%, 2/15/2047‡(c)	114	123
Series 2015-C24, Class C, 4.34%, 5/15/2048‡(c)	190	202
Series 2015-C23, Class D, 4.14%, 7/15/2050(b)(c)	200	203
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class D, 3.31%, 9/13/2031‡(b)	3,170	3,147
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048‡(c)	147	159
Series 2019-L2, Class C, 4.97%, 3/15/2052(c)	978	1,088
Series 2020-L4, Class C, 3.54%, 2/15/2053‡(c)	481	497
Series 2021-L5, Class XA, IO, 1.43%, 5/15/2054(c)	10,800	1,064
NA Realty Investco LLC Series 2021-DGWD, Class A, 6/15/2026(b)(c)(l)	1,575	1,575
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(c)	1,712	1,799

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1, Class A, 3.76%, 3/25/2049(b)(c)	796	827
Series 2019-3, Class A, 3.03%, 10/25/2049(b)(c)	1,630	1,671
Series 2020-1, Class AFX, 2.61%, 2/25/2050(b)(c)	1,320	1,347
Series 2021-1, Class A, 1.40%, 5/25/2051(b)(c)	4,273	4,278
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.10%, 10/15/2044‡(b)(c)	1,299	327
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,812
Series 2018-C46, Class A4, 4.15%, 8/15/2051	1,245	1,425
Series 2019-C49, Class C, 4.87%, 3/15/2052‡(c)	316	357

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $92,562)		89,201

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	12	12
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	136	144
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	221	223
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	458	464
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,010	993
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 0.28%, 12/25/2046(c)	1,293	1,105
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(b)(c)	4,218	4,239
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(c)	680	686
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049(b)(c)	725	734
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	35	34
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.73%, 2/20/2036(c)	334	334
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.53%, 2/25/2034(c)	142	145
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.84%, 5/25/2023(b)(c)	1,670	1,677
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(b)(c)	829	835
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(b)(c)	649	652
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	302	228
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(c)	1,483	1,498
Series 2020-1, Class A1, 2.34%, 1/25/2060(b)(c)	2,601	2,633
Series 2020-1, Class A3, 2.65%, 1/25/2060(b)(c)	806	813
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.39%, 10/25/2048(b)(c)	550	555
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-HQA4, Class M3, 3.99%, 4/25/2029(c)	1,004	1,042
Series 2018-HQA1, Class M2, 2.39%, 9/25/2030(c)	2,125	2,141
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	3,060	156
Series 4086, Class AI, IO, 3.50%, 7/15/2027	1,254	78
Series 4120, Class UI, IO, 3.00%, 10/15/2027	954	45
Series 4216, Class MI, IO, 3.00%, 6/15/2028	520	35
Series 4178, Class BI, IO, 3.00%, 3/15/2033	1,069	98
Series 2936, Class AS, IF, IO, 6.00%, 2/15/2035(c)	258	41
Series 4119, Class LI, IO, 3.50%, 6/15/2039	2,991	61
Series 3907, Class AI, IO, 5.00%, 5/15/2040	140	—	(k)
Series 4018, Class HI, IO, 4.50%, 3/15/2041	2,334	206
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	906	133
Series 4173, Class I, IO, 4.00%, 3/15/2043	3,001	539
Series 4305, Class SK, IF, IO, 6.50%, 2/15/2044(c)	1,223	244
Series 4612, Class QI, IO, 3.50%, 5/15/2044	5,191	578
Series 4372, Class SY, IF, IO, 6.00%, 8/15/2044(c)	4,281	750

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4687, Class SG, IF, IO, 6.05%, 1/15/2047(c)	4,151	899
Series 4654, Class SK, IF, IO, 5.90%, 2/15/2047(c)	6,299	1,515
Series 4681, Class SD, IF, IO, 6.05%, 5/15/2047(c)	9,580	2,216
Series 4707, Class SA, IF, IO, 6.05%, 8/15/2047(c)	6,629	1,690
Series 4983, Class SY, IF, IO, 6.01%, 5/25/2050(c)	9,937	2,173
Series 5023, Class MI, IO, 3.00%, 10/25/2050	5,346	934
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.09%, 7/25/2025(c)	250	254
Series 2017-C06, Class 1M2, 2.74%, 2/25/2030(c)	513	522
Series 2018-C05, Class 1M2, 2.44%, 1/25/2031(c)	1,562	1,580
Series 2018-C06, Class 1M2, 2.09%, 3/25/2031(c)	756	761
Series 2018-C06, Class 2M2, 2.19%, 3/25/2031(c)	252	255
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	1,334	63
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	2,282	148
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	1,413	77
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	372	16
Series 2003-130, Class NS, IF, IO, 6.91%, 1/25/2034(c)	596	113
Series 2005-67, Class SI, IF, IO, 6.61%, 8/25/2035(c)	417	57
Series 2005-69, Class AS, IF, IO, 6.61%, 8/25/2035(c)	129	27
Series 2006-24, Class QS, IF, IO, 7.11%, 4/25/2036(c)	408	73
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	723	29
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	211	3
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	1,577	57
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	2,111	99
Series 2010-68, Class SJ, IF, IO, 6.46%, 7/25/2040(c)	395	80
Series 2016-30, Class SA, IF, IO, 5.91%, 5/25/2046(c)	5,386	1,213
Series 2016-39, Class LS, IF, IO, 5.91%, 7/25/2046(c)	3,673	838
Series 2016-74, Class GS, IF, IO, 5.91%, 10/25/2046(c)	1,688	406
Series 2016-75, Class SC, IF, IO, 6.01%, 10/25/2046(c)	3,720	699
Series 2017-6, Class SB, IF, IO, 5.96%, 2/25/2047(c)	2,365	499
Series 2017-47, Class ST, IF, IO, 6.01%, 6/25/2047(c)	5,875	1,397
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(c)	1,372	257
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050(b)(c)	1,489	1,519
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(b)(i)	1,939	1,969
Series 21-NQM2, Class A1, 1.04%, 5/25/2066(b)(c)	4,650	4,650
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	801
Series 2014-181, Class SL, IF, IO, 5.50%, 12/20/2044(c)	2,546	503
Series 2015-110, Class MS, IF, IO, 5.61%, 8/20/2045(c)	924	166
Series 2017-134, Class SD, IF, IO, 6.10%, 9/20/2047(c)	2,420	523
Series 2019-115, Class SD, IF, IO, 6.00%, 9/20/2049(c)	1,073	161
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	19,747	2,552
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065(c)	2,063	82
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	601	625
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 0.61%, 6/25/2035(c)	809	743
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	366	272
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	329	271
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,359	1,405
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.32%, 9/25/2034(c)	277	306
Series 2004-9, Class 1A, 5.43%, 11/25/2034(c)	96	104
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(b)(c)	3,592	3,652
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060(b)(c)	1,603	1,631
OBX Trust
Series 2019-EXP3, Class 2A1A, 0.99%, 10/25/2059(b)(c)	1,482	1,483
Series 2020-EXP1, Class 2A1, 0.84%, 2/25/2060(b)(c)	295	296

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
PRPM LLC Series 2020-3, Class A1, 2.86%, 9/25/2025(b)(i)		1,274	1,282
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036		33	32
Residential Asset Securitization Trust
Series 2005-A3, Class A2, 5.50%, 4/25/2035		2,076	1,768
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		262	235
SART 4.75%, 7/15/2024		1,694	1,702
Sequoia Mortgage Trust Series 2003-8, Class A1, 0.74%, 1/20/2034(c)		348	354
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, 3.30%, 6/25/2049(b)(c)		1,203	1,209
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(b)(c)		710	720
Series 2020-1, Class A1, 2.27%, 2/25/2050(b)(c)		895	906
TDA CAM 4 FTA (Spain) Series 4, Class A, 0.00%, 6/26/2039(a)(c)	EUR	528	642
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(i)		445	446
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059(b)(i)		2,683	2,727
Series 2019-INV3, Class A1, 2.69%, 11/25/2059(b)(c)		4,025	4,098
Series 2020-1, Class A1, 2.42%, 1/25/2060(b)(i)		710	720
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033		129	131

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,046)			83,788

LOAN ASSIGNMENTS — 5.4%(m)
Airlines — 0.0%(h)
Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027(f)		314	329

Auto Components — 0.2%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(f)		1,000	1,001
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(f)		785	785
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(f)		700	702

			2,488

Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(f)		1,000	999

Building Products — 0.1%
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027(f)		650	648

Chemicals — 0.2%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 3/31/2027(f)		1,343	1,338
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 1/29/2026(f)(n)		800	796

			2,134

Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 5/12/2028(f)		320	321
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(f)		1,000	1,001
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(f)(n)		1,200	1,193
Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 3/6/2028(f)		700	702

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1-Month + 2.75%; ICE LIBOR USD 3-Month + 2.75%), 3.50%, 9/23/2026(f)	588	587

		3,804

Construction & Engineering — 0.1%
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(f)	810	808

Containers & Packaging — 0.3%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024(f)	897	874
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(f)	818	817
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 7/1/2026(f)	1,073	1,070

		2,761

Diversified Consumer Services — 0.1%
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(f)(n)	700	695

Diversified Financial Services — 0.2%
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(f)	1,556	1,558
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027(f)	775	779

		2,337

Electrical Equipment — 0.2%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(f)	998	991
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/2/2027(f)	1,124	1,119

		2,110

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/30/2028(f)(n)	1,000	1,000

Entertainment — 0.0%(h)
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(f)(n)	400	397

Food Products — 0.0%(h)
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(f)	400	400

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.25%, 11/8/2027(f)	1,791	1,796
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(f)(n)	1,075	1,075

		2,871

Health Care Providers & Services — 0.1%
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(f)(n)	1,000	999
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(f)	597	600

		1,599

Hotels, Restaurants & Leisure — 0.3%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(f)	1,200	1,189
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(f)	998	997

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(f)	1,000	990

		3,176

Household Durables — 0.1%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%), 4.75%, 12/31/2027(f)(n)	800	797

Household Products — 0.0%(h)
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/4/2027(f)	428	426

Internet & Direct Marketing Retail — 0.2%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(f)(n)	1,471	1,468
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(f)	368	369

		1,837

IT Services — 0.2%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(f)	1,397	1,393
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(f)	358	355

		1,748

Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(f)	808	784

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2-Month + 3.25%; ICE LIBOR USD 3-Month + 3.25%), 4.25%, 8/30/2024(f)	696	697

Machinery — 0.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(f)	1,254	1,257
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/30/2025(f)	746	744
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(f)	691	689

		2,690

Media — 0.0%(h)
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2-Month + 3.50%; ICE LIBOR USD 3-Month + 3.50%), 3.69%, 8/21/2026(f)	100	96

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 11/1/2026(f)	1,097	1,091

Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(f)	831	829

Personal Products — 0.2%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.75%), 2.13%, 5/17/2028(f)(n)	800	803
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(f)	1,227	1,231

		2,034

Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(f)(n)	700	703

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Professional Services — 0.0%(h)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(f)	99	99

Road & Rail — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.20%, 12/30/2026(f)	831	827

Software — 0.7%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(f)	348	347
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(f)	1,124	1,125
Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027(f)	854	853
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027(f)	1,002	1,002
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(f)	1,424	1,414
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/3/2023(f)	796	795
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(f)	411	406
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(f)	310	307
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 3/24/2028(f)	1,000	997
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(f)	1,124	1,126

		8,372

Specialty Retail — 0.4%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(f)	796	797
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(f)(o)	1,772	1,686
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028(f)(n)	800	797
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(f)	413	411
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(f)	900	899
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(f)(n)	796	778

		5,368

Wireless Telecommunication Services — 0.1%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(f)	1,052	1,053

TOTAL LOAN ASSIGNMENTS (Cost $57,857)		58,007

CONVERTIBLE BONDS — 3.7%
Airlines — 0.2%
JetBlue Airways Corp. 0.50%, 4/1/2026(b)	692	754
Southwest Airlines Co. 1.25%, 5/1/2025	815	1,387

		2,141

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026(b)	995	1,094

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc. 0.25%, 9/1/2022	1,020	1,522

Entertainment — 0.1%
Zynga, Inc. Zero Coupon, 12/15/2026(b)	1,370	1,476

Equity Real Estate Investment Trusts (REITs) — 0.2%
Kite Realty Group LP 0.75%, 4/1/2027(b)	583	589
Pebblebrook Hotel Trust 1.75%, 12/15/2026	965	1,061
Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	367

		2,017

Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	1,080

Health Care Providers & Services — 0.0%(h)
PetIQ, Inc. 4.00%, 6/1/2026(b)	220	346

Hotels, Restaurants & Leisure — 0.2%
Huazhu Group Ltd. (China) 0.38%, 11/1/2022	760	1,013
Vail Resorts, Inc. Zero Coupon, 1/1/2026(b)	686	730

		1,743

Interactive Media & Services — 0.3%
Snap, Inc. 0.75%, 8/1/2026	450	1,244
Zero Coupon, 5/1/2027(b)	354	364
TripAdvisor, Inc. 0.25%, 4/1/2026(b)	1,224	1,179
Twitter, Inc. Zero Coupon, 3/15/2026(b)	900	827

		3,614

IT Services — 0.1%
GDS Holdings Ltd. (China) 2.00%, 6/1/2025	550	866
Square, Inc. 0.50%, 5/15/2023	174	496

		1,362

Leisure Products — 0.1%
Callaway Golf Co. 2.75%, 5/1/2026	455	1,000

Machinery — 0.2%
Fortive Corp. 0.88%, 2/15/2022	1,230	1,236
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028(b)	1,090	1,156

		2,392

Media — 0.1%
DISH Network Corp. Zero Coupon, 12/15/2025(b)	920	1,104

Metals & Mining — 0.2%
Allegheny Technologies, Inc. 3.50%, 6/15/2025(b)	1,155	2,021

Road & Rail — 0.1%
Lyft, Inc. 1.50%, 5/15/2025(b)	975	1,583

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria) 2.13%, 11/3/2027(a) EUR	600	711
Cree, Inc. 0.88%, 9/1/2023	220	374
Microchip Technology, Inc. 1.63%, 2/15/2027	810	1,885
ON Semiconductor Corp. Zero Coupon, 5/1/2027(b)	1,690	1,770
Silicon Laboratories, Inc. 0.63%, 6/15/2025(b)	1,186	1,540

		6,280

Software — 1.0%
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026(b)	665	605
Bentley Systems, Inc. 0.13%, 1/15/2026(b)	505	568
Box, Inc. Zero Coupon, 1/15/2026(b)	797	900
Dropbox, Inc. Zero Coupon, 3/1/2028(b)	1,365	1,396
Envestnet, Inc. 1.75%, 6/1/2023	995	1,188
Everbridge, Inc. Zero Coupon, 3/15/2026(b)	1,184	1,141
FireEye, Inc. 0.88%, 6/1/2024	650	771
Nice Ltd. (Israel) Zero Coupon, 9/15/2025(b)	1,229	1,243
Palo Alto Networks, Inc. 0.38%, 6/1/2025(b)	1,250	1,677

		9,489

TOTAL CONVERTIBLE BONDS (Cost $35,334)		40,264

MORTGAGE-BACKED SECURITIES — 1.9%
FHLMC Gold Pools, 30 Year Pool # G61785, 3.50%, 1/1/2048	5,995	6,371
FNMA UMBS, 15 Year Pool # MA4261, 2.00%, 2/1/2036	6,870	7,101
FNMA UMBS, 30 Year
Pool # BM5275, 3.50%, 11/1/2047	2,143	2,278
Pool # BM5219, 3.50%, 3/1/2048	1,211	1,286

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, Other
Pool # BF0263, 3.50%, 5/1/2058	1,508		1,659
Pool # BF0381, 4.00%, 4/1/2059	1,491		1,662

TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,780)			20,357

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡(Cost $266)	1		1,566

COMMON STOCKS — 0.1%
Auto Components — 0.0%(h)
Reminco LLC*‡	24		29

Communications Equipment — 0.0%(h)
Goodman Networks, Inc.*‡	6		—	(k)

Media — 0.1%
iHeartMedia, Inc., Class A*	13		294

Professional Services — 0.0%(h)
NMG, Inc.*	—	(k)	26

Specialty Retail — 0.0%(h)
Claire’s Stores, Inc.*‡	1		228

TOTAL COMMON STOCKS (Cost $1,104)			577

PREFERRED STOCKS — 0.0%(h)
Banks — 0.0%(h)
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value)(p)	5		139

Communications Equipment — 0.0%(h)
Goodman Networks, Inc. *‡	7		—	(k)

Internet & Direct Marketing Retail — 0.0%(h)
MYT Holding LLC
Series A, 10.00%, 6/6/2029‡	298		301

TOTAL PREFERRED STOCKS (Cost $435)			440

	No. of Warrants (000)
WARRANTS -0.0%(h)
Media — 0.0%(h)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡ (Cost $—)	14		194

	No. of Rights (000)
RIGHTS — 0.0%(h)
Independent Power and Renewable Electricity Producers — 0.0%(h)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	42		49

	Shares (000)
SHORT-TERM INVESTMENTS — 8.3%
INVESTMENT COMPANIES — 8.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(q)(r) (Cost $89,626)	89,617		89,661

Total Investments — 100.2% (Cost $1,055,049)			1,078,320
Liabilities in Excess of Other Assets — (0.2)%			(1,983)

Net Assets — 100.0%			1,076,337

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CNY	China Yuan
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RON	Romanian Leu
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Amount rounds to less than 0.1% of net assets.
(i)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2021.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	191	06/2021	EUR	39,586	(132)
U.S. Treasury 10 Year Note	55	09/2021	USD	7,251	6

					(126)

Short Contracts
Euro-Buxl	(29)	06/2021	EUR	(7,105)	328
Long Gilt	(5)	09/2021	GBP	(903)	(2)
U.S. Treasury 2 Year Note	(148)	09/2021	USD	(32,669)	(11)
U.S. Treasury 5 Year Note	(275)	09/2021	USD	(34,051)	(31)
U.S. Treasury 10 Year Note	(278)	09/2021	USD	(36,652)	(31)
U.S. Treasury 10 Year Ultra Note	(945)	09/2021	USD	(136,803)	85
U.S. Treasury Long Bond	(46)	09/2021	USD	(7,187)	5
U.S. Treasury Ultra Bond	(232)	09/2021	USD	(42,876)	(104)

					239

					113

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	193	USD	233	Royal Bank of Canada	6/2/2021	2
CNY	1,708	USD	266	HSBC Bank, NA**	6/22/2021	2
COP	527,237	USD	141	Goldman Sachs International**	6/22/2021	1
CZK	15,579	USD	741	Barclays Bank plc	6/22/2021	5
CZK	112,612	USD	5,313	BNP Paribas	6/22/2021	81
INR	532,375	USD	7,224	BNP Paribas**	6/22/2021	101
KRW	5,456,087	USD	4,836	Citibank, NA**	6/22/2021	62
MXN	29,920	USD	1,492	BNP Paribas	6/22/2021	7
MXN	16,621	USD	830	Goldman Sachs International	6/22/2021	2
PLN	9,988	USD	2,697	BNP Paribas	6/22/2021	20
PLN	6,612	USD	1,769	Goldman Sachs International	6/22/2021	30
PLN	3,364	USD	895	State Street Corp.	6/22/2021	20
USD	22,410	AUD	28,940	BNP Paribas	6/22/2021	98
USD	2,683	COP	9,928,436	BNP Paribas**	6/22/2021	9
USD	2,693	CZK	56,091	BNP Paribas	6/22/2021	6
USD	2,673	MXN	53,280	State Street Corp.	6/22/2021	5
USD	2,687	MYR	11,111	BNP Paribas**	6/22/2021	1
ZAR	37,543	USD	2,669	Goldman Sachs International	6/22/2021	48

Total unrealized appreciation						500

USD	21,082	EUR	17,444	BNP Paribas	6/2/2021	(191)
USD	114	EUR	95	Merrill Lynch International	6/2/2021	(2)
USD	804	EUR	665	Royal Bank of Canada	6/2/2021	(8)
USD	60,210	EUR	49,752	State Street Corp.	6/2/2021	(460)
USD	411	GBP	293	BNP Paribas	6/2/2021	(5)
USD	3,090	GBP	2,221	Citibank, NA	6/2/2021	(62)
USD	1,299	GBP	933	Royal Bank of Canada	6/2/2021	(24)
COP	9,401,200	USD	2,550	BNP Paribas**	6/22/2021	(18)
COP	5,566,422	USD	1,512	Citibank, NA**	6/22/2021	(13)
KRW	3,001,406	USD	2,695	BNP Paribas**	6/22/2021	(1)
USD	3,548	CNY	22,883	Citibank, NA**	6/22/2021	(44)
USD	11	CZK	233	Citibank, NA	6/22/2021	— (a)
USD	81,050	EUR	66,827	HSBC Bank, NA	6/22/2021	(474)
USD	637	IDR	9,125,783	Barclays Bank plc**	6/22/2021	(1)
USD	2,493	NZD	3,461	Citibank, NA	6/22/2021	(14)
USD	11,589	ZAR	164,478	BNP Paribas	6/22/2021	(314)
ZAR	35,367	USD	2,572	Goldman Sachs International	6/22/2021	(13)
EUR	199	USD	243	Royal Bank of Canada	7/6/2021	— (a)
USD	82,577	EUR	67,764	Citibank, NA	7/6/2021	(113)
USD	4,889	GBP	3,447	Barclays Bank plc	7/6/2021	(3)

Total unrealized depreciation						(1,760)

Net unrealized depreciation						(1,260)

Abbreviations

AUD	Australian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 50,296	4,733	644	5,377

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
1 day CLICP semi-annually	1.85 semi-annually	Receive	5/3/2024	CLP 25,000,000	—	246
6 month BUBOR semi-annually	2.46 annually	Receive	4/29/2031	HUF 3,800,000	—	268

					—	514

6 month PRIBOR semi-annually	1.76 annually	Receive	4/27/2031	CZK 260,000	—	(15)

					—	499

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

BUBOR	Budapest Interbank Offered Rate
CDX	Credit Default Swap Index
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLP	Chilean Peso
CZK	Czech Republic Krona
HUF	Hungarian Forint
PRIBOR	Prague Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2021 was as follows:

Floating Rate Index	Value
1 Day CLICP	0.00%(b)
6 Month BUBOR	0.99
6 Month PRIBOR	0.51

(b)	Amount rounds to less than 0.1%.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$123,845	$22,076		$145,921
Collateralized Mortgage Obligations	—	83,136	652		83,788
Commercial Mortgage-Backed Securities	—	60,420	28,781		89,201
Common Stocks
Auto Components	—	—	29		29
Communications Equipment	—	—	—	(a)	— (a)
Media	294	—	—		294
Professional Services	26	—	—		26
Specialty Retail	—	—	228		228

Total Common Stocks	320	—	257		577

Convertible Bonds	—	40,264	—		40,264
Convertible Preferred Stocks	—	—	1,566		1,566
Corporate Bonds
Aerospace & Defense	—	8,576	—		8,576
Airlines	—	2,264	—		2,264
Auto Components	—	5,993	—		5,993
Automobiles	—	5,950	—		5,950
Banks	—	67,741	—		67,741
Beverages	—	5,367	—		5,367
Biotechnology	—	11,171	—		11,171
Building Products	—	781	—		781
Capital Markets	—	35,744	—		35,744
Chemicals	—	5,914	—		5,914
Commercial Services & Supplies	—	3,273	—		3,273
Communications Equipment	—	148	—		148
Construction Materials	—	809	—		809
Consumer Finance	—	9,122	—		9,122
Containers & Packaging	—	4,468	—		4,468
Distributors	—	129	—		129
Diversified Consumer Services	—	87	—		87
Diversified Financial Services	—	4,500	—		4,500
Diversified Telecommunication Services	—	23,444	—		23,444
Electric Utilities	—	26,531	4		26,535
Electrical Equipment	—	648	—		648
Electronic Equipment, Instruments & Components	—	892	—		892
Energy Equipment & Services	—	781	—		781
Entertainment	—	4,986	—		4,986
Equity Real Estate Investment Trusts (REITs)	—	5,068	—		5,068
Food & Staples Retailing	—	3,494	—		3,494
Food Products	—	2,165	—		2,165
Gas Utilities	—	134	—		134
Health Care Equipment & Supplies	—	2,666	—		2,666
Health Care Providers & Services	—	9,567	—		9,567
Health Care Technology	—	1,179	—		1,179
Hotels, Restaurants & Leisure	—	6,962	—		6,962
Household Durables	—	449	—		449
Household Products	—	1,846	—		1,846
Independent Power and Renewable Electricity Producers	$—	$3,890	$—		$3,890
Industrial Conglomerates	—	1,271	—		1,271
Insurance	—	1,936	—		1,936
Interactive Media & Services	—	218	—		218
Internet & Direct Marketing Retail	—	1,248	—		1,248
IT Services	—	3,609	—		3,609
Leisure Products	—	269	—		269
Life Sciences Tools & Services	—	243	—		243
Machinery	—	989	—		989
Marine	—	125	—		125
Media	—	12,298	—		12,298
Metals & Mining	—	6,814	—		6,814
Multi-Utilities	—	2,707	—		2,707
Oil, Gas & Consumable Fuels	—	29,672	—		29,672
Paper & Forest Products	—	1,633	—		1,633
Personal Products	—	1,091	—		1,091
Pharmaceuticals	—	6,141	—		6,141
Professional Services	—	457	—		457
Real Estate Management & Development	—	2,332	—		2,332
Road & Rail	—	735	—		735
Semiconductors & Semiconductor Equipment	—	5,157	—		5,157
Software	—	3,599	—		3,599
Specialty Retail	—	3,359	—		3,359
Technology Hardware, Storage & Peripherals	—	3,490	—		3,490
Thrifts & Mortgage Finance	—	5,800	—		5,800
Tobacco	—	2,603	—		2,603
Trading Companies & Distributors	—	2,496	—		2,496
Transportation Infrastructure	—	2,587	—		2,587
Wireless Telecommunication Services	—	13,280	—		13,280

Total Corporate Bonds	—	382,898	4		382,902

Foreign Government Securities	—	165,393	—		165,393
Loan Assignments	—	58,007	—		58,007
Mortgage-Backed Securities	—	20,357	—		20,357
Preferred Stocks
Banks	139	—	—		139
Communications Equipment	—	—	—	(a)	— (a)
Internet & Direct Marketing Retail	—	—	301		301

Total Preferred Stocks	139	—	301		440

Rights	—	—	49		49
Warrants	—	—	194		194
Short-Term Investments
Investment Companies	89,661	—	—		89,661

Total Investments in Securities	$90,120	$934,320	$53,880		$1,078,320

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$500	$—		$500
Futures Contracts	424	—	—		424
Swaps	—	1,158	—		1,158
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,760)	$—		$(1,760)
Futures Contracts	(311)	—	—		(311)
Swaps	—	(15)	—		(15)

Total Net Appreciation/Depreciation in Other Financial Instruments	$113	$(117)	$—		$(4)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$25,285		$—	(a)	$(115)	$7		$1,014	$(4,115)	$—	$—	$22,076
Collateralized Mortgage Obligations	1,727		—	(a)	(19)	—	(a)	—	(1,056)	—	—	652
Commercial Mortgage-Backed Securities	30,340		—	(a)	155	2		1,203	(1,574)	285	(1,630)	28,781
Common Stocks	244		—		13	—		—	—	—	—	257
Convertible Preferred Stocks	1,355		79		236	—		—	(104)	—	—	1,566
Corporate Bonds	4		—		—	—		—	—	—	—	4
Preferred Stocks	464		2		(113)	—		—	(52)	—	—	301
Rights	49		—		—	—		—	—	—	—	49
Warrants	—	(a)	—		194	—		—	—	—	—	194

Total	$59,468		$81		$351	$9		$2,217	$(6,901)	$285	$(1,630)	$53,880

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $379.

There were no significant transfers into or out of level 3 for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,344		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (13.47%)

				Constant Default Rate	0.00% - 10.00% (1.64%)
				Yield (Discount Rate of Cash Flows)	1.24% - 4.74% (3.09%)
Asset-Backed Securities	18,344

	652		Discounted Cash Flow	Constant Prepayment Rate	10.00%(10.00%)

				Yield (Discount Rate of Cash Flows)	2.00%(2.00%)
Collateralized Mortgage Obligations	652

	20,918		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.72% - 199.00% (27.49%)

Commercial Mortgage-Backed Securities	20,918

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

				Discount for Potential Outcome	30.00% (30.00%)
Preferred Stocks	—	(b)

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

				Liquidity Discount	30.00% (30.00%)
	29		Pending Distribution	Expected Recovery	$1.20 ($1.20)

Common Stocks	29

Total	$39,943

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $13,937. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$144,623	$150,219	$205,182	$(5)	$6	$89,661	89,617	$27	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.